DEBT INSTRUMENTS IN ISSUE - Summary (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue		$ 11,275,216		$ 14,663,576
Banistmo S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 585,051		$ 679,395
Debt instruments in issue		$ 2,617,132		$ 2,626,235
Banistmo S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	4.25%	4.25%	3.00%	3.00%
Banistmo S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.35%	6.35%	6.25%	6.25%
Banco Agricola S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 117,182		$ 162,700
Debt instruments in issue		$ 517,068		$ 623,568
Banco Agricola S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.60%	5.60%	5.58%	5.58%
Banco Agricola S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.70%	7.70%	7.57%	7.57%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 51,734		$ 69,648
Debt instruments in issue		$ 246,083		$ 276,451
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.15%	5.15%	5.05%	5.05%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.50%	5.50%	5.50%	5.50%
Bancolombia Panama S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 20,338		$ 44,924
Debt instruments in issue		$ 95,070		$ 176,376
Bancolombia Panama S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.00%	5.00%	4.70%	4.70%
Bancolombia Panama S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.00%	6.00%	6.10%	6.10%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 464		$ 555
Debt instruments in issue		$ 2,044		$ 2,121
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.25%	0.25%	0.25%	0.25%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.25%	7.25%	7.25%	7.25%
Bancolombia S.A. | Local currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 2,253,761		$ 4,029,882
Debt instruments in issue		$ 2,244,212		$ 4,097,727
Bancolombia S.A. | Local currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.80%	7.80%	12.87%	12.87%
Bancolombia S.A. | Local currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	12.49%	12.49%	21.06%	21.06%
Bancolombia S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 1,247,766		$ 1,832,534
Debt instruments in issue		$ 5,553,607		$ 6,861,098
Coverage of net investment abroad	$ 884,544,000,000
Hedge of net asset in a foreign operation			$ 1,392,034,000,000
Bancolombia S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.20%	5.20%	3.02%	3.02%
Bancolombia S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	8.82%	8.82%	7.03%	7.03%